Warrants (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants and Rights Outstanding [Abstract]
Warrants
Note 8-Warrants
As of September 30, 2022 and December 31, 2021, outstanding warrants to purchase Angion’s common stock consisted of the following:
	Classification	Exercise Price	Expiration Date	September 30, 2022	December 31, 2021
Warrants issued with Conversion of Notes to Common Stock	Equity	$8.03	8/31/23	232,287	232,287
Warrants issued with Units in the Equity Offering	Equity	$8.03	8/31/23	875,034	875,034
Broker Warrants issued with Equity Offering	Equity	$0.01	8/31/25	1,297	1,297
Consultant Warrants	Liability	$7.60	8/31/28	39,505	39,505
Total Warrants				1,148,123	1,148,123
In accordance with ASC 815, the warrants classified as liabilities are recorded at fair value at the issuance date, with changes in the fair value recognized in the condensed consolidated statements of operations at the end of each reporting period. Refer to Note 4 for changes in the fair value recognized during the periods reported.
In accordance with ASC 815, the warrants classified as equity do not meet the definition of a derivative and are classified in stockholders’ equity in the condensed consolidated balance sheets.
There was no warrant activity during the nine months ended September 30, 2022.

Note 10-Warrants
As of December 31, 2021 and 2020, the outstanding warrants to purchase Angion’s common stock were comprised of the following:
	Classification	Exercise Price	Expiration Date	Warrants at December 31,
				2021	2020
Warrants issued with 2015 Notes	Liability	$6.43	7/5/28	—	388,396
Warrants issued with 2016 Notes	Liability	$6.43	7/5/28	—	538,933
Warrants issued with 2017 Notes	Liability	$6.43	7/5/28	—	79,265
Warrants issued with 2018 Notes	Liability	$6.43	7/5/28	—	498,567
Warrants issued with Conversion of Notes to Common Stock	Equity	$8.03	8/31/28	232,287	238,779
Warrants issued with Units in the Equity Offering	Equity	$8.03	8/31/28	875,034	907,860
Broker Warrants issued with Equity Offering	Equity	$0.01	8/31/25	1,297	48,485
Broker Warrants issued with 2019 Notes	Equity	$0.01	1/30/20	—	—
Consultant Warrants	Liability	$7.60	8/31/28	39,505	39,506
Total Warrants				1,148,123	2,739,791
In accordance with ASC 815, the warrants classified as liabilities are recorded at fair value at the issuance date, with changes in the fair value recognized in the consolidated statements of operations at the end of each reporting period. Refer to Note 4 for changes in the fair value recognized during the periods reported.
In accordance with ASC 815, the warrants classified as equity do not meet the definition of a derivative and are classified in stockholders’ equity (deficit) in the consolidated balance sheets.
Angion’s warrant activity for the year ended December 31, 2021 was as follows:
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Balance-December 31, 2020	2,739,791	$7.00	4.9
Exercised(1)	(1,588,756)	7.30
Expired	(2,912)	8.03
Balance-December 31, 2021	1,148,123	$8.01	1.2

(1)	613,892 shares from warrant exercised were tendered back to Angion to cover the exercise price of the warrant.
Conversion of Warrants
In February 2021, all warrants outstanding issued with 2015 Notes, 2016 Notes, 2017 Notes, and 2018 Notes with an exercise price of $6.43 per share were net exercised into an aggregate of 844,335 shares of common stock upon the IPO with a conversion price of $11.57 per share.